Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2018
Borrowings [abstract]
Disclosure Of Detailed Information About short term borrowings [Text Block]
	January 1, 2017	December 31, 2017	December 31, 2018
	(in thousands)
Unsecured borrowings	$-	-	20,000
Secured borrowings	$138,000	147,000	164,000
Unused credit lines	$285,511	238,695	247,295
Interest rate	0.32%~ 0.55%	0.35%~ 0.58%	0.35%~ 2.96%

Disclosure Of Detailed Information About Reconciliation Of Liabilities Arising From Financing Activities [Text Block]
The reconciliation of liabilities to cash flows arising from financing activities was as follows:

	January 1, 2017	Cash flows	December 31, 2017	Cash flows	December 31, 2018
	(in thousands)
Short-term borrowings	$138,000	9,000	147,000	37,000	184,000